AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 63.1%
	ADVERTISING — 0.7%
5,000	Trade Desk, Inc. - Class A*	$359,950

	AEROSPACE/DEFENSE — 1.2%
5,500	FTAI Aviation Ltd.	632,720

	AUTO MANUFACTURERS — 3.0%
5,093	Tesla, Inc.*	1,617,842

	COMMERCIAL SERVICES — 1.5%
1,837	Automatic Data Processing, Inc.	566,531
350	United Rentals, Inc.	263,690
		830,221
	COMPUTERS — 5.0%
9,177	Apple, Inc.	1,882,845
1,261	Crowdstrike Holdings, Inc. - Class A*	642,240
600	Leidos Holdings, Inc.	94,656
1,000	Parsons Corp.*	71,770
		2,691,511
	DIVERSIFIED FINANCIAL SERVICES — 1.1%
2,300	Apollo Global Management, Inc.	326,301
700	Visa, Inc. - Class A	248,535
		574,836
	ENGINEERING & CONSTRUCTION — 1.6%
600	Comfort Systems USA, Inc.	321,726
6,000	Granite Construction, Inc.	561,060
		882,786
	HEALTHCARE-PRODUCTS — 1.1%
1,049	Intuitive Surgical, Inc.*	570,037

	INSURANCE — 1.3%
12,000	Equitable Holdings, Inc.	673,200

	INTERNET — 16.3%
5,000	Alphabet, Inc. - Class A	881,150
8,500	Amazon.com, Inc.*	1,864,815
2,800	Meta Platforms, Inc. - Class A	2,066,652
1,618	Netflix, Inc.*	2,166,712
2,995	Palo Alto Networks, Inc.*	612,897
1,500	Spotify Technology S.A.*	1,151,010
		8,743,236

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY-CONSTRUCTION & MINING — 3.0%
12,500	Vertiv Holdings Co. - Class A	$1,605,125

	METAL FABRICATE/HARDWARE — 0.7%
3,300	Advanced Drainage Systems, Inc.	379,038

	OIL & GAS SERVICES — 0.1%
1,500	Tidewater, Inc.*	69,195

	PHARMACEUTICALS — 0.8%
6,000	Novo Nordisk A/S - ADR	414,120

	SEMICONDUCTORS — 14.2%
6,000	Advanced Micro Devices, Inc.*	851,400
2,465	Broadcom, Inc.	679,477
32,495	NVIDIA Corp.	5,133,885
4,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	973,907
		7,638,669
	SOFTWARE — 10.7%
5,583	Microsoft Corp.	2,777,040
19,480	Palantir Technologies, Inc. - Class A*	2,655,514
300	ServiceNow, Inc.*	308,424
		5,740,978
	TELECOMMUNICATIONS — 0.8%
4,000	Arista Networks, Inc.*	409,240
	TOTAL COMMON STOCKS
	(Cost $22,853,467)	33,832,704
	EXCHANGE-TRADED FUNDS — 7.5%
55,000	ProShares Short S&P500	2,182,400
110,600	ProShares UltraShort S&P500	1,841,490
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,014,413)	4,023,890
	MUTUAL FUNDS — 17.9%
	EQUITY FUND — 17.9%
888,870	AXS Adaptive Plus Fund - Class I1	9,608,677
	TOTAL MUTUAL FUNDS
	(Cost $10,388,534)	9,608,677

	SHORT-TERM INVESTMENTS — 10.3%
5,227,825	Fidelity Investments Money Market Government Portfolio - Class I, 4.12%[2]	5,227,825

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS (Continued)
305,116	Goldman Sachs Financial Square Government Fund, 3.87%[2]	$305,116
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,532,941)	5,532,941

	TOTAL INVESTMENTS — 98.8%
	(Cost $43,789,355)	52,998,212
	Other Assets in Excess of Liabilities — 1.2%	652,390
	TOTAL NET ASSETS — 100.0%	$53,650,602

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

AXS Dynamic Opportunity Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income
Mutual Funds - 17.9%
AXS Adaptive Plus Fund - Class I	$10,165,191	$388,534	$-	$-	$(945,048)	$9,608,677	$388,534
Total	$10,165,191	$388,534	$-	$-	$(945,048)	$9,608,677	$388,534

	Shares Beginning of Period	Additions	Reductions	Shares End of Period
Mutual Funds
AXS Adaptive Plus Fund - Class I	854,937	33,933	-	888,870
Total	854,937	33,933	-	888,870